ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Payables and Accruals [Abstract]
Schedule of Accrued Expenses
Accrued expenses consisted of the following as of December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Accrued compensation	$6,407	$1,246
Accrued duties	—	204
Accrued warranties	556	284
Accrued purchases	1,692	25
Accrued excess inventory	550	465
Accrued operating expense	7,894	3,505
Accrued litigation costs	6,750	—
Other accrued expenses	336	52
Total accrued expenses	$24,184	$5,781